Condensed consolidating guarantor financial information - Statement of cash flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Cash Flow Statement1 [Line Items]
Net cash from (used in) operating activities	$ 950	$ 840	$ 876
Cash flows from (used in) investing activities
Acquisition of property, plant and equipment and intangible assets	(585)	(410)	(324)
Proceeds from sale of property, plant and equipment and other assets	21	5	13
Disposal of businesses, net of cash disposed	118	44	149
Net related party (advances) repayments	0	0	0
Related party interest received	0	0	5
Other	6	2	5
Net cash from (used in) investing activities	(440)	(359)	(157)
Cash flows used in financing activities
Drawdown of borrowings	0	452	4,706
Repayment of borrowings	(352)	(1,221)	(6,339)
Net related party borrowings (repayments)	0	0	0
Payment of debt transaction costs	0	(10)	(110)
Other	(5)	(6)	(6)
Net cash used in financing activities	(357)	(785)	(1,749)
Parent
Condensed Cash Flow Statement1 [Line Items]
Net cash from (used in) operating activities	(23)	(18)	(46)
Cash flows from (used in) investing activities
Acquisition of property, plant and equipment and intangible assets	0	0	0
Proceeds from sale of property, plant and equipment and other assets	0	0	0
Disposal of businesses, net of cash disposed	0	0	0
Net related party (advances) repayments	0	0	0
Related party interest received	0	0	0
Other	0	0
Net cash from (used in) investing activities	0	0	0
Cash flows used in financing activities
Drawdown of borrowings		0	0
Repayment of borrowings	0	0	0
Net related party borrowings (repayments)	23	18	45
Payment of debt transaction costs		0	0
Other	0	0	0
Net cash used in financing activities	23	18	45
Reynolds Notes Issuers
Condensed Cash Flow Statement1 [Line Items]
Net cash from (used in) operating activities	(396)	(397)	(727)
Cash flows from (used in) investing activities
Acquisition of property, plant and equipment and intangible assets	0	0	0
Proceeds from sale of property, plant and equipment and other assets	0	0	0
Disposal of businesses, net of cash disposed	0	0	0
Net related party (advances) repayments	482	446	1,811
Related party interest received	214	131	450
Other	0	0
Net cash from (used in) investing activities	696	577	2,261
Cash flows used in financing activities
Drawdown of borrowings		0	3,152
Repayment of borrowings	(300)	(445)	(4,774)
Net related party borrowings (repayments)	0	265	122
Payment of debt transaction costs		0	(34)
Other	0	0	0
Net cash used in financing activities	(300)	(180)	(1,534)
Other guarantor entities
Condensed Cash Flow Statement1 [Line Items]
Net cash from (used in) operating activities	1,107	1,245	1,132
Cash flows from (used in) investing activities
Acquisition of property, plant and equipment and intangible assets	(538)	(362)	(286)
Proceeds from sale of property, plant and equipment and other assets	20	5	10
Disposal of businesses, net of cash disposed	119	12	149
Net related party (advances) repayments	(19)	(413)	(38)
Related party interest received	22	15	4
Other	4	2
Net cash from (used in) investing activities	(392)	(741)	(161)
Cash flows used in financing activities
Drawdown of borrowings		0	1,348
Repayment of borrowings	(52)	(336)	(1,450)
Net related party borrowings (repayments)	(454)	(459)	(1,824)
Payment of debt transaction costs		(6)	(76)
Other	(3)	(3)	(5)
Net cash used in financing activities	(509)	(804)	(2,007)
Non-guarantor entities
Condensed Cash Flow Statement1 [Line Items]
Net cash from (used in) operating activities	26	(136)	68
Cash flows from (used in) investing activities
Acquisition of property, plant and equipment and intangible assets	(47)	(48)	(38)
Proceeds from sale of property, plant and equipment and other assets	1	0	3
Disposal of businesses, net of cash disposed	(1)	32	0
Net related party (advances) repayments	(28)	14	4
Related party interest received	0	0	0
Other	2	0
Net cash from (used in) investing activities	(73)	(2)	(31)
Cash flows used in financing activities
Drawdown of borrowings		452	206
Repayment of borrowings	0	(440)	(115)
Net related party borrowings (repayments)	(4)	129	(120)
Payment of debt transaction costs		(4)	0
Other	(2)	(3)	(1)
Net cash used in financing activities	(6)	134	(30)
Adjustments and eliminations
Condensed Cash Flow Statement1 [Line Items]
Net cash from (used in) operating activities	236	146	449
Cash flows from (used in) investing activities
Acquisition of property, plant and equipment and intangible assets	0	0	0
Proceeds from sale of property, plant and equipment and other assets	0	0	0
Disposal of businesses, net of cash disposed	0	0	0
Net related party (advances) repayments	(435)	(47)	(1,777)
Related party interest received	(236)	(146)	(449)
Other	0	0
Net cash from (used in) investing activities	(671)	(193)	(2,226)
Cash flows used in financing activities
Drawdown of borrowings		0	0
Repayment of borrowings	0	0	0
Net related party borrowings (repayments)	435	47	1,777
Payment of debt transaction costs		0	0
Other	0	0	0
Net cash used in financing activities	$ 435	$ 47	$ 1,777